ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Keith MacLeod

T +1 617 951 7475

keith.macleod@ropesgray.com

September 28, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:    DoubleLine Funds Trust (the “Trust”)

File Nos.: 333-164298 and 811-22378

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T is Post-Effective Amendment No. 61 to the Trust’s Registration Statement under the Securities Act and Amendment No. 68 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 61/68”), including (i) a Prospectus and Statement of Additional Information relating to DoubleLine Colony Enhanced Real Estate Income Fund, a series of the Trust that is being newly organized, and (ii) other information and the signature page.

This Amendment No. 61/68 relates solely to DoubleLine Colony Enhanced Real Estate Income Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment No. 61/68 become effective seventy-five days after filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call me at (617) 951-7475. Thank you for your attention to this matter.

Very truly yours,

/s/ Keith MacLeod

Keith MacLeod

cc:	Youse Guia
Neal Zalvan
Adam Rossetti
Jeremy Smith
Timothy W. Diggins